SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	Year End Average Rate		Year End Rate
Period	(P&L rate)		(Balance sheet rate)
Year ended March 31, 2023	INR	79.0120 Per USD	INR	82.2169 Per USD

Year ended March 31, 2022	INR	74.5100 Per USD	INR	75.8071 Per USD